As filed with the Securities and Exchange Commission on April 20, 2007

                                                              File No. 002-78020
                                                                       811-03488
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No. 47                                       |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 99                                                      |X|


                        (Check appropriate box or boxes.)

                             ----------------------

                   Phoenix Life Variable Accumulation Account
             (f/k/a Phoenix Home Life Variable Accumulation Account)
                           (Exact Name of Registrant)

                             ----------------------

                         Phoenix Life Insurance Company
               (f/k/a Phoenix Home Life Mutual Insurance Company)
                               (Name of Depositor)

                             ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                             ----------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------
Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.
It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
| | on ____________ pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[x] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be May 1, 2007.


                             ----------------------
    Title of Securities Being Registered: Deferred variable and fixed annuity contracts

================================================================================


This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 46 to Registration Statement No. 002-78020 filed pursuant to Rule 485(a) under the Securities Act of 1933 on February 20, 2007. The contents of Post-Effective Amendment No. 46 are being incorporated by reference.

                     REPRESENTATION BY REGISTRANT'S COUNSEL


As counsel to the Registrant, I, Michele M. Drummey, have reviewed this Post-Effective Amendment No. 47 to Registration Statement No. 002-78020 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.



/s/ Michele M. Drummey
----------------------------------------
Michele M. Drummey
Counsel

                                   SIGNATURES
                                   ----------


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Phoenix Life Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 47 pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 47 to Registration Statement No. 002-78020 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Hartford and the State of Connecticut, on the 20th day of April 2007.

                                             PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                             PHOENIX LIFE INSURANCE COMPANY

                                       By:

                                             ------------------------------------------------------
                                             *Dona D. Young, Chairperson of the Board, President
                                               and Chief Executive Officer



                                       By:  /s/ John H. Beers
                                            --------------------------------------------------------
                                            *John H. Beers
                                            *As Attorney-in-Fact pursuant to power of attorney.




As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 47 to Registration Statement No. 002-78020 on April 20, 2007.


                     SIGNATURE                          TITLE
                     ---------                          -----


                                                        Executive Vice President
  -----------------------------------------------       and Chief Financial Officer
    Michael E. Haylon*

                                                        Senior Vice President
  -----------------------------------------------       and Chief Accounting Officer
    Katherine P. Cody*

                                                        Director
  -----------------------------------------------
    Sal H. Alfiero*

                                                        Director
  -----------------------------------------------
    Martin N. Bailey*

                                                        Director
  -----------------------------------------------
    Jean S. Blackwell*

                                                        Director
  -----------------------------------------------
    Peter C. Browning*

                                                        Director
  -----------------------------------------------
    Arthur P. Byrne*

                                                        Director
  -----------------------------------------------
    Sanford Cloud, Jr.*

                                                        Director
  -----------------------------------------------
    Gordon J. Davis*

                                      S-1

                     SIGNATURE                          TITLE
                     ---------                          -----

                                                        Director
  -----------------------------------------------
    John H. Forsgren*

                                                        Director
  -----------------------------------------------
    Ann Maynard Gray*

                                                        Director
  -----------------------------------------------
    John E. Haire*

                                                        Director
  -----------------------------------------------
    Jerry J. Jasinowski*

                                                        Director
  -----------------------------------------------
    Thomas S. Johnson*

                                                        Director, Chairperson of
  -----------------------------------------------       the Board, President and
    Dona D. Young*                                      Chief Executive Officer


By: /s/ John H. Beers                                  *Attorney-in-Fact
    -----------------------------------------           pursuant to power of
    *John H. Beers                                      attorney





                                      S-2